19. SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2019
Notes
19. SEGMENTED INFORMATION

19.SEGMENTED INFORMATION

At December 31, 2019, the Company has only one segment, being the HealthTab - Point of Care Business in Canada.

During the year ended December 31, 2019, the Company discontinued its over-the-counter (OTC) pharmaceutical products business (see Note 16).